Note 21 - Other Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Overfunded Plan	$ 3,300	$ 2,200
Estimate of contributions expected to be paid to plan for next annual reporting period	3,500
Unfunded post-employment benefits [member]
Statement Line Items [Line Items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	80	600
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 10,600	(5,100)
Unfunded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (8,200)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 7,200
Unfunded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 4,000
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(4,200)
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	(400)	(900)
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 4,100	$ 8,700
Funded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (17,000)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 20,900
Funded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,200
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,800)